Subordinated liabilities - Undated (Details)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2021 GBP (£)
Disclosure of detailed information about borrowings [line items]
Notional contract amount	£ 52,342,870,000,000			£ 47,412,915,000,000
Undated subordinated liabilities	£ 538,000,000			795,000,000
6% Callable Perpetual Core Tier One Notes | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	6.00%	6.00%	6.00%
Undated subordinated liabilities	£ 0			15,000,000
6% Callable Perpetual Core Tier One Notes | Barclays Bank PLC | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	6.00%	6.00%	6.00%
6.86% Callable Perpetual Core Tier One Notes (USD 179m) | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	6.86%	6.86%	6.86%
Notional contract amount | $		$ 179,000,000
Undated subordinated liabilities	£ 0			194,000,000
5.3304% Step-up Callable Perpetual Reserve Capital Instruments | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	5.3304%	5.3304%	5.3304%
Undated subordinated liabilities	£ 0			51,000,000
6.125% Undated Subordinated Notes | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	6.125%	6.125%	6.125%
Undated subordinated liabilities	£ 34,000,000			39,000,000
Junior Undated Floating Rate Notes (USD 38m) | Barclays Bank PLC | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Notional contract amount | $		$ 38,000,000
Undated subordinated liabilities	32,000,000			28,000,000
Undated Floating Rate Primary Capital Notes Series 1 (USD 167m) | Barclays Bank PLC | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Notional contract amount | $		167,000,000
Undated subordinated liabilities	102,000,000			90,000,000
Undated Floating Rate Primary Capital Notes Series 2 (USD 295m) | Barclays Bank PLC | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Notional contract amount | $		$ 295,000,000
Undated subordinated liabilities	210,000,000			189,000,000
Undated Floating Rate Primary Capital Notes Series 3 | Barclays Bank PLC | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 0			21,000,000
9% Permanent Interest Bearing Capital Bonds (GBP 40m) | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	9.00%	9.00%	9.00%
Notional contract amount	£ 40,000,000
Undated subordinated liabilities	£ 40,000,000			42,000,000
5.03% Reverse Dual Currency Undated Subordinated Loan (JPY 8,000m) | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	5.03%	5.03%	5.03%
Notional contract amount | ¥			¥ 8,000,000,000
Undated subordinated liabilities	£ 49,000,000			51,000,000
5.0% Reverse Dual Currency Subordinated (JPY 12,000m) | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	5.00%	5.00%	5.00%
Notional contract amount | ¥			¥ 12,000,000,000
Undated subordinated liabilities	£ 71,000,000			£ 75,000,000